UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Mid Cap II Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2012

1.814652.107

AMP-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 17.8%
Auto Components - 0.7%
BorgWarner, Inc. (a)	177,557	$ 14,975,157
Exide Industries Ltd.	1,818,608	5,336,539
Fuel Systems Solutions, Inc. (a)	44,600	1,166,736
New Focus Auto Tech Holdings Ltd. (a)	2,015,910	495,826
TRW Automotive Holdings Corp. (a)	51,681	2,400,582
		24,374,840
Automobiles - 0.4%
Bajaj Auto Ltd.	53,720	1,773,727
Daihatsu Motor Co. Ltd.	327,000	6,031,168
Harley-Davidson, Inc.	121,600	5,968,128
		13,773,023
Distributors - 0.2%
LKQ Corp. (a)	189,300	5,900,481
Diversified Consumer Services - 1.0%
Anhanguera Educacional Participacoes SA	81,100	977,135
Grand Canyon Education, Inc. (a)	336,393	5,974,340
MegaStudy Co. Ltd.	38,217	3,939,412
Weight Watchers International, Inc.	291,387	22,492,163
		33,383,050
Hotels, Restaurants & Leisure - 2.3%
Jubilant Foodworks Ltd. (a)	871,259	20,154,022
Papa John's International, Inc. (a)	72,805	2,741,836
Starbucks Corp.	496,674	27,759,110
Texas Roadhouse, Inc. Class A	134,841	2,243,754
Wyndham Worldwide Corp.	485,625	22,586,419
		75,485,141
Household Durables - 0.2%
Jarden Corp.	145,500	5,853,465
Woongjin Coway Co. Ltd.	6,240	207,064
		6,060,529
Internet & Catalog Retail - 0.1%
Expedia, Inc. (e)	13,700	458,128
TripAdvisor, Inc. (a)	115,934	4,135,366
		4,593,494
Leisure Equipment & Products - 0.9%
Hasbro, Inc.	118,010	4,333,327
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Mattel, Inc.	516,100	$ 17,371,926
Polaris Industries, Inc.	118,870	8,576,471
		30,281,724
Media - 2.9%
Discovery Communications, Inc. (a)	576,441	29,167,915
Ipsos SA	18,100	648,979
Pearson PLC	144,300	2,689,643
Proto Corp.	7,700	253,096
Sun TV Ltd.	3,582,324	21,429,124
Time Warner, Inc.	1,010,878	38,160,645
Viacom, Inc. Class B (non-vtg.)	52,174	2,476,178
		94,825,580
Multiline Retail - 0.2%
Family Dollar Stores, Inc.	110,775	7,009,842
Specialty Retail - 7.9%
Advance Auto Parts, Inc.	738,740	65,430,202
AutoZone, Inc. (a)	61,026	22,689,467
Bed Bath & Beyond, Inc. (a)	588,764	38,723,008
Luk Fook Holdings International Ltd.	453,000	1,376,687
O'Reilly Automotive, Inc. (a)	418,942	38,270,352
Penske Automotive Group, Inc.	188,255	4,636,721
Ross Stores, Inc.	985,183	57,239,132
rue21, Inc. (a)	40,400	1,185,336
Sally Beauty Holdings, Inc. (a)	692,930	17,184,664
Sonic Automotive, Inc. Class A (sub. vtg.)	40,696	728,865
TJX Companies, Inc.	393,928	15,642,881
Tsutsumi Jewelry Co. Ltd.	38,700	1,029,778
		264,137,093
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	291,300	22,511,664
Daphne International Holdings Ltd.	6,776,000	9,284,104
Warnaco Group, Inc. (a)	34,583	2,019,647
		33,815,415
TOTAL CONSUMER DISCRETIONARY		593,640,212
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 2.4%
Beverages - 0.5%
Carlsberg A/S Series B	34,002	$ 2,809,327
Molson Coors Brewing Co. Class B	272,133	12,314,018
		15,123,345
Food & Staples Retailing - 0.4%
Drogasil SA	27,000	262,466
Safeway, Inc.	709,185	14,332,629
		14,595,095
Food Products - 1.3%
Biostime International Holdings Ltd.	488,500	1,256,855
Britannia Industries Ltd.	81,749	953,430
Corn Products International, Inc.	205,608	11,853,301
Orion Corp.	5,179	3,638,236
SunOpta, Inc. (a)	107,676	590,064
Want Want China Holdings Ltd.	23,933,000	26,751,113
		45,042,999
Household Products - 0.2%
Church & Dwight Co., Inc.	135,500	6,665,245
Jyothy Laboratories Ltd.	93,034	293,676
		6,958,921
TOTAL CONSUMER STAPLES		81,720,360
ENERGY - 10.1%
Energy Equipment & Services - 3.7%
Atwood Oceanics, Inc. (a)	75,215	3,376,401
Dresser-Rand Group, Inc. (a)	42,064	1,951,349
Ensco International Ltd. ADR	49,600	2,625,328
FMC Technologies, Inc. (a)	52,400	2,642,008
Halliburton Co.	406,475	13,490,905
Helix Energy Solutions Group, Inc. (a)	1,302,047	23,176,437
Nabors Industries Ltd. (a)	1,651,755	28,889,195
National Oilwell Varco, Inc.	201,600	16,021,152
Oceaneering International, Inc.	226,330	12,196,924
Parker Drilling Co. (a)	618,210	3,690,714
Patterson-UTI Energy, Inc.	440,398	7,614,481
Unit Corp. (a)	213,918	9,147,134
		124,822,028
Oil, Gas & Consumable Fuels - 6.4%
Apache Corp.	102,630	10,308,157
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hess Corp.	151,500	$ 8,930,925
HollyFrontier Corp.	1,152,070	37,039,051
Marathon Petroleum Corp.	719,796	31,210,355
Murphy Oil Corp.	216,700	12,193,709
Noble Energy, Inc.	34,700	3,392,966
Pioneer Natural Resources Co.	74,270	8,287,789
QEP Resources, Inc.	655,718	19,999,399
Stone Energy Corp. (a)	264,100	7,550,619
Talisman Energy, Inc.	436,200	5,483,382
Tesoro Corp. (a)	1,143,568	30,693,365
Valero Energy Corp.	1,446,924	37,287,231
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	398,167	226,126
		212,603,074
TOTAL ENERGY		337,425,102
FINANCIALS - 13.6%
Capital Markets - 2.8%
Ameriprise Financial, Inc.	337,500	19,281,375
Invesco Ltd.	398,727	10,634,049
Marusan Securities Co. Ltd.	1,008,900	4,591,615
SEI Investments Co.	462,075	9,560,332
State Street Corp.	366,300	16,666,650
TD Ameritrade Holding Corp.	1,636,410	32,302,733
		93,036,754
Commercial Banks - 2.0%
Bank of Baroda	93,351	1,465,866
Bank of Hawaii Corp.	35,112	1,697,665
BB&T Corp.	844,800	26,518,272
Comerica, Inc.	258,200	8,355,352
Fifth Third Bancorp	98,800	1,388,140
HDFC Bank Ltd.	156,633	1,599,706
Huntington Bancshares, Inc.	1,449,742	9,350,836
Shinsei Bank Ltd.	3,094,000	4,071,528
Sumitomo Mitsui Financial Group, Inc.	255,200	8,443,483
Union Bank of India	1,058,326	4,908,118
		67,798,966
Consumer Finance - 2.3%
ACOM Co. Ltd. (a)	57,370	1,293,475
Credit Saison Co. Ltd. (e)	467,500	9,528,481
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	1,857,599	$ 61,932,351
Hitachi Capital Corp.	87,600	1,312,080
Shriram Transport Finance Co. Ltd.	69,547	821,720
		74,888,107
Diversified Financial Services - 0.8%
CME Group, Inc.	7,315	2,116,449
CRISIL Ltd.	304,993	5,897,711
IntercontinentalExchange, Inc. (a)	87,500	12,024,250
Mitsubishi UFJ Lease & Finance Co. Ltd.	29,330	1,296,328
The NASDAQ Stock Market, Inc. (a)	213,044	5,517,840
		26,852,578
Insurance - 5.1%
Assured Guaranty Ltd.	746,290	12,328,711
Brasil Insurance Participacoes e Administracao SA	250,000	2,669,843
Lincoln National Corp.	949,433	25,027,054
Old Republic International Corp.	1,335,319	14,087,615
Progressive Corp.	282,454	6,547,284
Protective Life Corp.	1,025,755	30,382,863
Reinsurance Group of America, Inc.	1,162,848	69,154,568
Unum Group	426,800	10,448,064
		170,646,002
Real Estate Investment Trusts - 0.1%
Extra Space Storage, Inc.	132,900	3,826,191
Real Estate Management & Development - 0.5%
Goldcrest Co. Ltd.	328,110	6,017,894
Iguatemi Empresa de Shopping Centers SA	75,700	1,741,231
Kenedix, Inc. (a)	12,046	2,374,690
Wharf Holdings Ltd.	992,000	5,390,749
		15,524,564
TOTAL FINANCIALS		452,573,162
HEALTH CARE - 12.7%
Biotechnology - 2.3%
3SBio, Inc. sponsored ADR (a)	118,499	1,753,785
Abcam PLC	58,100	324,329
Alexion Pharmaceuticals, Inc. (a)	414,803	38,518,607
Biogen Idec, Inc. (a)	37,700	4,749,069
Celgene Corp. (a)	108,500	8,410,920
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Genomic Health, Inc. (a)	395,621	$ 12,109,959
Halozyme Therapeutics, Inc. (a)	194,000	2,475,440
United Therapeutics Corp. (a)	148,869	7,016,196
Vertex Pharmaceuticals, Inc. (a)	55,328	2,269,001
		77,627,306
Health Care Equipment & Supplies - 0.4%
C.R. Bard, Inc.	35,953	3,549,280
Hill-Rom Holdings, Inc.	99,400	3,320,954
Opto Circuits India Ltd.	1,084,700	4,298,693
		11,168,927
Health Care Providers & Services - 5.4%
Aetna, Inc.	757,373	37,989,830
Centene Corp. (a)	202,683	9,925,387
Community Health Systems, Inc. (a)	612,811	13,628,917
Express Scripts, Inc. (a)	88,200	4,778,676
Health Management Associates, Inc. Class A (a)	563,311	3,785,450
Health Net, Inc. (a)	157,182	6,243,269
Humana, Inc.	186,500	17,247,520
McKesson Corp.	539,557	47,356,918
Molina Healthcare, Inc. (a)	176,850	5,947,466
Omnicare, Inc.	571,877	20,341,665
Tenet Healthcare Corp. (a)	676,700	3,593,277
UnitedHealth Group, Inc.	153,133	9,025,659
Universal Health Services, Inc. Class B	25,700	1,077,087
		180,941,121
Health Care Technology - 2.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	2,076,296	34,466,514
athenahealth, Inc. (a)(e)	438,980	32,537,198
Cerner Corp. (a)	174,699	13,305,076
SXC Health Solutions Corp. (a)	25,600	1,923,176
		82,231,964
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	501,400	22,317,314
Thermo Fisher Scientific, Inc.	152,919	8,621,573
		30,938,887
Pharmaceuticals - 1.2%
Cadila Healthcare Ltd.	29,688	442,875
Cipla Ltd.	979,893	5,879,936
Impax Laboratories, Inc. (a)	80,340	1,974,757
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Jazz Pharmaceuticals PLC (a)	243,017	$ 11,779,034
Pharmstandard OJSC unit (a)	295,663	5,245,062
Piramal Healthcare Ltd.	123,638	1,146,287
Questcor Pharmaceuticals, Inc. (a)(e)	126,732	4,767,658
Salix Pharmaceuticals Ltd. (a)	125,458	6,586,545
ViroPharma, Inc. (a)	108,369	3,258,656
		41,080,810
TOTAL HEALTH CARE		423,989,015
INDUSTRIALS - 10.5%
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	133,526	6,210,294
FedEx Corp.	54,765	5,036,189
		11,246,483
Airlines - 0.4%
Copa Holdings SA Class A	160,132	12,682,454
Building Products - 0.0%
Blue Star Ltd.	293,019	1,074,797
Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	109,900	2,865,093
Edenred	270,200	8,129,546
Multiplus SA	32,400	667,181
Republic Services, Inc.	530,015	16,197,258
The Brink's Co.	26,812	640,002
		28,499,080
Construction & Engineering - 1.0%
Chicago Bridge & Iron Co. NV unit	248,100	10,715,439
Fluor Corp.	198,409	11,912,476
Jacobs Engineering Group, Inc. (a)	53,463	2,372,153
KBR, Inc.	78,454	2,789,040
URS Corp.	95,800	4,073,416
		31,862,524
Electrical Equipment - 1.1%
Acuity Brands, Inc.	205,041	12,882,726
Brady Corp. Class A	32,200	1,041,670
Hubbell, Inc. Class B	25,468	2,001,275
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Rockwell Automation, Inc.	65,281	$ 5,202,896
Roper Industries, Inc.	144,700	14,348,452
		35,477,019
Industrial Conglomerates - 0.1%
Max India Ltd. (a)	796,102	2,647,671
Machinery - 4.1%
Actuant Corp. Class A	67,400	1,953,926
AGCO Corp. (a)	642,476	30,331,292
Dover Corp.	148,700	9,359,178
Eaton Corp.	282,955	14,099,648
Fanuc Corp.	1,100	196,955
Gardner Denver, Inc.	24,700	1,556,594
Harsco Corp.	199,993	4,691,836
Illinois Tool Works, Inc.	396,600	22,653,792
Ingersoll-Rand PLC	439,899	18,189,824
Kennametal, Inc.	105,200	4,684,556
Kitz Corp.	74,700	327,593
Nippon Thompson Co. Ltd.	285,000	1,809,185
Parker Hannifin Corp.	277,543	23,466,261
Snap-On, Inc.	16,449	1,002,896
Uzel Makina Sanayi A/S (a)	101,200	1
Valmont Industries, Inc.	18,900	2,219,049
		136,542,586
Professional Services - 1.8%
Corporate Executive Board Co.	120,754	5,193,630
Dun & Bradstreet Corp.	31,875	2,700,769
eClerx	195,734	2,826,969
en-japan, Inc.	551	633,804
Equifax, Inc.	476,549	21,092,059
Randstad Holding NV	263,594	9,945,127
Robert Half International, Inc.	290,900	8,814,270
RPX Corp.	31,700	537,632
Towers Watson & Co.	107,200	7,082,704
		58,826,964
Road & Rail - 0.6%
Con-way, Inc.	122,356	3,990,029
J.B. Hunt Transport Services, Inc.	72,581	3,946,229
Kansas City Southern	40,470	2,901,294
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	32,900	$ 2,165,807
Old Dominion Freight Lines, Inc. (a)	164,824	7,857,160
		20,860,519
Trading Companies & Distributors - 0.3%
MSC Industrial Direct Co., Inc. Class A	16,881	1,405,850
United Rentals, Inc. (a)	197,900	8,487,931
		9,893,781
TOTAL INDUSTRIALS		349,613,878
INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 1.3%
Brocade Communications Systems, Inc. (a)	1,414,254	8,131,961
Motorola Solutions, Inc.	691,950	35,171,819
Polycom, Inc. (a)	90,100	1,718,207
		45,021,987
Computers & Peripherals - 1.1%
Gemalto NV	407,466	26,893,709
NCR Corp. (a)	203,765	4,423,738
SanDisk Corp. (a)	101,849	5,050,692
		36,368,139
Electronic Equipment & Components - 3.2%
Arrow Electronics, Inc. (a)	424,243	17,805,479
Cognex Corp.	106,228	4,499,818
Corning, Inc.	148,700	2,093,696
Digital China Holdings Ltd. (H Shares)	3,200,000	6,354,177
DTS, Inc. (a)	15,373	464,572
FEI Co. (a)	84,440	4,146,848
Ingenico SA	499,599	24,189,666
Itron, Inc. (a)	329,113	14,945,021
Jabil Circuit, Inc.	1,088,281	27,337,619
Plexus Corp. (a)	7,522	263,195
Vishay Intertechnology, Inc. (a)	242,522	2,949,068
		105,049,159
Internet Software & Services - 1.3%
eBay, Inc. (a)	703,267	25,943,520
Google, Inc. Class A (a)	4,440	2,847,106
Kakaku.com, Inc. (e)	149,600	3,917,161
TelecityGroup PLC (a)	370,400	4,366,392
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
ValueClick, Inc. (a)(e)	162,841	$ 3,214,481
VistaPrint Ltd. (a)(e)	104,817	4,051,177
		44,339,837
IT Services - 4.6%
CGI Group, Inc. Class A (sub. vtg.) (a)	72,000	1,604,491
Fiserv, Inc. (a)	840,900	58,350,051
Genpact Ltd. (a)	109,700	1,788,110
Global Payments, Inc.	127,459	6,050,479
MasterCard, Inc. Class A	126,749	53,303,024
NeuStar, Inc. Class A (a)	262,839	9,790,753
Nomura Research Institute Ltd.	100,100	2,500,176
Total System Services, Inc.	640,024	14,765,354
Visa, Inc. Class A	37,326	4,404,468
		152,556,906
Office Electronics - 0.4%
Xerox Corp.	1,758,796	14,211,072
Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices, Inc.	232,192	9,380,557
Applied Materials, Inc.	2,160,094	26,871,569
Entegris, Inc. (a)	1,230,507	11,492,935
Epistar Corp.	705,000	1,799,115
KLA-Tencor Corp.	689,700	37,533,474
Kontron AG	686,723	5,731,378
Marvell Technology Group Ltd. (a)	916,533	14,417,064
MIC Electronics Ltd. (a)	427,725	71,925
PMC-Sierra, Inc. (a)	2,065,633	14,934,527
		122,232,544
Software - 6.2%
Activision Blizzard, Inc.	180,157	2,309,613
Autodesk, Inc. (a)	632,310	26,759,359
Check Point Software Technologies Ltd. (a)	260,100	16,604,784
Electronic Arts, Inc. (a)	54,251	894,056
Intuit, Inc.	1,149,746	69,134,227
Mentor Graphics Corp. (a)	849,158	12,618,488
Nuance Communications, Inc. (a)	215,700	5,517,606
Parametric Technology Corp. (a)	478,582	13,371,581
Royalblue Group PLC	247,766	6,558,793
Solera Holdings, Inc.	37,158	1,705,181
Synopsys, Inc. (a)	1,065,144	32,657,315
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)	366,598	$ 5,640,110
Ubisoft Entertainment SA (a)	1,643,721	12,129,158
		205,900,271
TOTAL INFORMATION TECHNOLOGY		725,679,915
MATERIALS - 6.2%
Chemicals - 3.6%
Albemarle Corp.	216,627	13,846,798
CF Industries Holdings, Inc.	180,400	32,950,060
FMC Corp.	58,750	6,219,275
H.B. Fuller Co.	21,500	705,845
LSB Industries, Inc. (a)	50,200	1,953,784
LyondellBasell Industries NV Class A	1,071,082	46,752,729
W.R. Grace & Co. (a)	242,898	14,039,504
Zoltek Companies, Inc. (a)(e)	354,195	4,009,487
		120,477,482
Containers & Packaging - 0.2%
Ball Corp.	136,200	5,840,256
Sealed Air Corp.	166,700	3,218,977
		9,059,233
Metals & Mining - 1.9%
Barrick Gold Corp.	4,800	208,591
Centerra Gold, Inc.	46,100	716,767
Commercial Metals Co.	287,300	4,257,786
Goldcorp, Inc.	112,100	5,052,394
Harmony Gold Mining Co. Ltd. sponsored ADR	43,900	479,827
IAMGOLD Corp.	217,800	2,899,488
Kinross Gold Corp.	1,356,949	13,262,746
Newcrest Mining Ltd.	309,578	9,514,918
Newmont Mining Corp.	205,352	10,528,397
Steel Dynamics, Inc.	747,086	10,862,630
Yamana Gold, Inc.	324,833	5,066,815
		62,850,359
Paper & Forest Products - 0.5%
International Paper Co.	452,295	15,875,555
TOTAL MATERIALS		208,262,629
Common Stocks - continued
	Shares	Value
UTILITIES - 0.9%
Electric Utilities - 0.6%
Edison International	483,600	$ 20,557,836
Gas Utilities - 0.1%
UGI Corp.	49,800	1,357,050
Independent Power Producers & Energy Traders - 0.1%
The AES Corp. (a)	216,800	2,833,576
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	140,887	4,312,551
TOTAL UTILITIES		29,061,013
TOTAL COMMON STOCKS (Cost $2,693,921,433)		3,201,965,286
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (f)	3,023	2,478,860
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	177,230	4,095,785
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,879,205)		6,574,645
Nonconvertible Bonds - 0.0%
Principal Amount
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Britannia Industries Ltd. 8.25% 3/22/13 (d) (Cost $36,301)	$ 10,968	35,705
Money Market Funds - 5.7%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	146,362,399	$ 146,362,399
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	41,873,660	41,873,660
TOTAL MONEY MARKET FUNDS (Cost $188,236,059)		188,236,059
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.06%, dated 3/30/12 due 4/2/12 (Collateralized by U.S. Government Obligations) # (Cost $2,829,000)	$ 2,829,015	2,829,000
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $2,890,901,998)		3,399,640,695
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(65,091,886)
NET ASSETS - 100%		$ 3,334,548,809
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount shown represents units.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,478,860 or 0.1% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,829,000 due 4/02/12 at 0.06%
Barclays Capital, Inc.	$ 783,890
Merrill Lynch, Pierce, Fenner & Smith, Inc.	571,396
UBS Securities LLC	1,473,714
$ 2,829,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39,766
Fidelity Securities Lending Cash Central Fund	77,544
Total	$ 117,310
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 593,640,212	$ 583,636,527	$ 10,003,685	$ -
Consumer Staples	81,720,360	81,720,360	-	-
Energy	337,425,102	337,198,976	226,126	-
Financials	459,147,807	414,673,801	44,474,006	-
Health Care	423,989,015	423,989,015	-	-
Industrials	349,613,878	346,646,340	2,967,537	1
Information Technology	725,679,915	713,212,099	12,467,816	-
Materials	208,262,629	208,262,629	-	-
Utilities	29,061,013	29,061,013	-	-
Corporate Bonds	35,705	-	35,705	-
Money Market Funds	188,236,059	188,236,059	-	-
Cash Equivalents	2,829,000	-	2,829,000	-
Total Investments in Securities:	$ 3,399,640,695	$ 3,326,636,819	$ 73,003,875	$ 1
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $2,899,276,804. Net unrealized appreciation aggregated $500,363,891, of which $575,680,298 related to appreciated investment securities and $75,316,407 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2012